Fair Value Measurement (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis

		Significant	Significant
	Quoted Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Investments held in Trust Account:
U.S. Treasury Securities(1)	$344,931,000	$—	$—
Derivative warrant liabilities:
Private placement warrants			$16,236,000
Public warrants			$26,047,500
(1)	Excludes $79,316 of investments in an open-ended money market fund, in which the Company uses NAV as a practical expedient to fair value.

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3
Liabilities:
Derivative warrant liabilities - Public warrants	$31,050,000	$—	$—
Derivative warrant liabilities - Private placement warrants	—	—	20,394,000
Total fair value	$376,097,393	$—	$20,394,000

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – U.S. Treasury Securities (1)	$344,931,000	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	—	—	26,047,500
Derivative warrant liabilities – Private placement warrants	—	—	16,236,000
Total fair value	$344,931,000	$—	$42,283,500

Summary of significant assumptions used to value contract derivative

	As of	As of
	November 30, 2020	December 31, 2020
Stock Price	$9.33 – $10.00	$9.91 – $10.80
Option term (in years)	5.00	5.00
Volatility	25%	25%
Risk-free interest rate	0.36% – 0.45%	0.36% – 0.44%
Dividend yield	0%	0%
Business combination probability	70%	85%

	As of	As of
	June 30,	December 31,
	2021	2021
Stock Price	9.99	$9.91-$10.80
Option term (in years)	5.00	5.00
Volatility	28%	27.5%
Risk-free interest rate	0.87%	0.36%-0.44%
Dividend yield	0%	0%
Business combination probability	100%	85%

Sunlight
Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis

	Principal
	Balance
	or
	Notional	Carrying	Fair Value
	Amount	Value	Level 1	Level 2	Level 3	Total
June 30, 2021
Assets:
Financing Receivables:
Loan participations, held-for-investment	$5,252	$4,410	$—	$—	$4,790	$4,790
Loans, held-for-investment	351	297	—	—	310	310
Cash and cash equivalents	62,521	62,521	62,521	—	—	62,521
Restricted cash	3,861	3,861	3,861	—	—	3,861
Contract derivatives	51,072	648	—	—	648	648

Liabilities:
Debt	20,613	20,613	—	—	20,613	20,613
Warrants	9,544	9,708	—	—	9,708	9,708
Guarantee obligation	n.a.	211	—	—	211	211

December 31, 2020
Assets:
Financing Receivables:
Loan participations, held-for-investment	5,997	5,029	—	—	5,140	5,140
Loans, held-for-investment	354	304	—	—	310	310
Cash and cash equivalents	49,583	49,583	49,583	—	—	49,583
Restricted cash	3,122	3,122	3,122	—	—	3,122
Contract derivatives	59,770	1,435	—	—	1,435	1,435

Liabilities:
Debt	14,625	14,625	—	—	14,625	14,625
Warrants	4,700	5,643	—	—	5,643	5,643
Guarantee obligation	n.a.	839	—	—	839	839

Summary of assets and liabilities measured at fair value on a recurring basis using Level 3 inputs

	Assets	Liabilities
	Contract
	Derivatives	Warrants
December 31, 2020	$1,435	$5,643
Transfers(a)
Transfers to Level 3	—	—
Transfers from Level 3	—	—
Gains (losses) included in net income(b)
Included in change in fair value of warrant liabilities	—	4,065
Included in change in fair value of contract derivatives, net	(787)	—
Included in realized gains on contract derivatives, net	2,986	—
Payments, net	(2,986)	—
June 30, 2021	$648	$9,708

December 31, 2019	$—	$133
Transfers(a)
Transfers to Level 3	—	—
Transfers from Level 3	—	—
Gains (losses) included in net income(b)
Included in change in fair value of warrant liabilities	—	(29)
Included in change in fair value of contract derivatives, net	455	—
Included in realized gains on contract derivatives, net	121	—
Payments, net	(121)	—
June 30, 2020	$455	$104

Contract Derivative | Sunlight
Summary of significant assumptions used to value contract derivative

	June 30,	December 31,
	2021	2020
Contract Derivative 1
Discount rate	9.2%	8.1%
Weighted average life (in years)	0.2	0.3
Contract Derivative 2
Expected prepayment rate	75.0%	n.a.

Warrants
Summary of significant assumptions used to value contract derivative

	June 30,	December 31,
Assumption	2021	2020
Cost of equity	22.5%	22.5%

Volatility	46.0%	46.0%
Tax rate	26.0%	26.0%
Term (in years)	3.0	3.0